Note 9 - Notes Payable, Related Parties (Details Textual) - Related Party [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	May 11, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument, Unamortized Discount	$ 2,113,114		$ 2,113,114		$ 3,883,904
Amortization of Debt Discount (Premium)	154,596	$ 285,522	900,226	$ 607,320
Notes Payable, Other Payables [Member]
Debt Instrument, Unamortized Discount	2,113,114		2,113,114			$ 2,692,757	$ 699,213
Amortization of Debt Discount (Premium)	137,007	285,522	776,593	536,373
Interest Expense, Debt	3,007	383,995	1,182,124	752,257
Interest Expense, Debt, Excluding Amortization	$ 140,014	$ 98,473	$ 405,131	$ 215,884